Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company’s business is organized geographically within three divisions, Americas, Europe and Asia Pacific. Within the Americas and European divisions, the Company has determined that it has the following reportable segments organized along a combination of product lines and geographic areas: Americas Beverage within the Americas, and European Beverage and European Food within Europe. The Company's Asia Pacific division is a reportable segment.

Non-reportable segments include the Company’s aerosol can businesses in North America and Europe, the Company's food can business in North America, the Company’s promotional packaging business in Europe and the Company’s tooling and equipment operations in the U.S. and United Kingdom.

The Company evaluates performance and allocates resources based on segment income. Segment income, which is not a defined term under GAAP, is defined by the Company as income from operations adjusted to add back provisions for asbestos and restructuring and other, the impact of fair value adjustments related to the sale of inventory acquired in an acquisition and the timing impact of hedge ineffectiveness. Segment income should not be considered in isolation or as a substitute for net income data prepared in accordance with GAAP and may not be comparable to calculations of similarly titled measures by other companies.

Effective January 1, 2018, the Company made changes to our segment reporting to reflect refinements to its internal reporting. The North America Food Segment was classified as a non-reportable segments. Additionally, the Company revised its definition of segment income to also exclude intangibles amortization charges. Prior period segment income amounts have been recast to conform to current year presentation of intangible amortization charges and the new guidance related to the presentation of pension and other postretirement benefit costs discussed in Note A.

The tables below present information about operating segments for the three years ended December 31, 2017, 2016 and 2015:

2017		Inter-		Depreciation
	External	segment	Segment	and	Capital	Segment
	sales	sales	assets	amortization	expenditures	income
Americas Beverage	$2,928	$34	$3,253	$95	$167	$470
European Beverage	1,457	2	1,631	35	109	235
European Food	1,935	70	2,964	52	45	264
Asia Pacific	1,177	—	1,355	42	123	168
Total reportable segments	7,497	106	9,203	224	444	$1,137
Non-reportable segments	1,201	116	1,039	19	27
Corporate and unallocated items	—	—	421	4	27
Total	$8,698	$222	$10,663	$247	$498

2016		Inter-		Depreciation
	External	segment	Segment	and	Capital	Segment
	sales	sales	assets	amortization	expenditures	income
Americas Beverage	$2,757	$50	$2,886	$92	$220	$456
European Beverage	1,420	3	1,381	32	94	240
European Food	1,855	59	2,557	53	42	260
Asia Pacific	1,116	—	1,161	40	80	152
Total reportable segments	7,148	112	7,985	217	436	$1,108
Non-reportable segments	1,136	153	1,034	18	23
Corporate and unallocated items	—	—	580	12	14
Total	$8,284	$265	$9,599	$247	$473

2015		Inter-		Depreciation
	External	segment	Segment	and	Capital	Segment
	sales	sales	assets	amortization	expenditures	income
Americas Beverage	$2,771	$71	$2,977	$93	$119	$431
European Beverage	1,504	1	1,461	27	97	223
European Food	1,984	93	2,723	53	35	263
Asia Pacific	1,202	2	1,133	40	68	145
Total reportable segments	7,461	167	8,294	213	319	$1,062
Non-reportable segments	1,301	100	984	18	29
Corporate and unallocated items	—	—	772	6	6
Total	$8,762	$267	$10,050	$237	$354

Intersegment sales primarily include sales of ends and components used to manufacture cans, such as printed and coated metal, as well as parts and equipment used in the manufacturing process.

Corporate and unallocated items include corporate and division administrative costs, technology costs, and the timing impact of hedge ineffectiveness.

A reconciliation of segment income of reportable segments to income before income taxes for the three years ended December 31, 2017, 2016 and 2015 follows:

	2017	2016	2015
Segment income of reportable segments	$1,137	$1,108	$1,062
Segment income of non-reportable segments	123	123	153
Corporate and unallocated items	(143)	(142)	(172)
Provision for asbestos	(3)	(21)	(26)
Restructuring and other	(51)	(30)	(64)
Amortization of intangibles	(39)	(41)	(40)
Loss from early extinguishments of debt	(7)	(37)	(9)
Other pension and postretirement	53	24	14
Interest expense	(252)	(243)	(270)
Interest income	15	12	11
Foreign exchange	(4)	16	(20)
Income before income taxes	$829	$769	$639

For the three years ended December 31, 2017, 2016 and 2015, intercompany profit of $8, $13 and $2 was eliminated within segment income of non-reportable segments.

For the three years ended December 31, 2017, 2016 and 2015, no one customer accounted for more than 10% of the Company's consolidated net sales.

Sales by major product were:

	2017	2016	2015
Metal beverage cans and ends	$5,085	$4,834	$4,957
Metal food cans and ends	2,331	2,213	2,410
Other metal packaging	887	877	977
Other products	395	360	418
Consolidated net sales	$8,698	$8,284	$8,762

The following table provides sales and long-lived asset information for the major countries in which the Company operates. Long-lived assets includes property, plant and equipment attributed to the specific countries listed below.

	Net Sales			Long-Lived Assets
	2017	2016	2015	2017	2016
United States	$1,931	$1,918	$2,013	$516	$497
Mexico	699	688	693	388	304
Spain	649	645	669	323	203
United Kingdom	600	559	712	150	136
Brazil	652	523	482	335	358
Other	4,167	3,951	4,193	1,527	1,322
Consolidated total	$8,698	$8,284	$8,762	$3,239	$2,820